091-17052fn

For Internal Use Only	Submit 1 Original		OMB Approval No.:
Sec File No. 91 -	and 9 Copies		Expires:

RECEIVED 2014 FEB 25 PM 2:30 SEC / MR

Estimated average burden hours per response: 2.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010182

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

DWA Utilities Technical Leaders Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow Based

6. Ticker Symbol(s) of New Derivative Securities Product:

PRN

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Nasdaq

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet L. McGinness

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet McGinness

February 25, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 25 2014

SEC 2449 (1/99)

Janet McGinness
Corporate Secretary

RECEIVED
FEB 25 PM 2:25
SEC / MR

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jmcginness@nyx.com

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 25 2014

Via Overnight Mail

February 25, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **POWERSHARES DWA NASDAQ MOMENTUM PORTFOLIO**
POWERSHARES DWA BASIC MATERIALS MOMENTUM PORTFOLIO
POWERSHARES DWA CONSUMER CYCLICALS MOMENTUM PORTFOLIO
POWERSHARES DWA CONSUMER STAPLES SECTOR PORTFOLIO
POWERSHARES DWA ENERGY MOMENTUM PORTFOLIO
POWERSHARES DWA FINANCIAL MOMENTUM PORTFOLIO
POWERSHARES DWA HEALTHCARE MOMENTUM PORTFOLIO
POWERSHARES DWA INDUSTRIALS MOMENTUM PORTFOLIO
POWERSHARES DWA TECHNOLOGY MOMENTUM PORTFOLIO
POWER SHARES DWA UTILITIES MOMENTUM PORTFOLIO

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Exchange-Traded Fund	Symbol
PowerShares DWA NASDAQ Momentum Portfolio	DWAQ
PowerShares DWA Basic Materials Momentum Portfolio	PYZ
PowerShares DWA Consumer Cyclicals Momentum Portfolio	PEZ
PowerShares DWA Consumer Staples Momentum Portfolio	PSL
PowerShares DWA Energy Momentum Portfolio	PXI
PowerShares DWA Financial Momentum Portfolio	PFI
PowerShares DWA Healthcare Momentum Portfolio	PTH
PowerShares DWA Industrials Momentum Portfolio	PRN
PowerShares DWA Technology Momentum Portfolio	PTF
PowerShares DWA Utilities Momentum Portfolio	PUI

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures